Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to income for Progressive and ARX incentive compensation plans for the years ended December 31, were:

	2015		2014		2013
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans - cash	$337.7	$219.5	$266.2	$173.0	$234.5	$152.4
Equity incentive plans:
Equity awards	64.5	41.9	51.4	33.4	64.9	42.2
Liability awards	1.7	1.1	0	0	0	0

Assets Held in Deferral Plan Irrevocable Grantor Trust Account
The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2015	2014
Progressive common shares[1]	$108.5	$83.2
Other investment funds[2]	124.8	123.9
Total	$233.3	$207.1
[1] Includes 4.4 million and 3.6 million common shares as of December 31, 2015 and 2014, respectively, to be distributed in common shares.
[2] Amount is included in other assets on the balance sheet.

Employee
Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2015		2014		2013
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	9,051,564	$21.27	9,918,575	$20.13	11,625,981	$17.80
Add (deduct):
Granted[2]	2,489,976	25.20	3,542,984	19.32	2,738,809	22.73
Vested	(3,682,644)	19.53	(4,228,673)	16.99	(4,293,605)	15.54
Forfeited	(133,669)	21.63	(181,322)	20.75	(152,610)	18.28
End of year[3,4]	7,725,227	$23.37	9,051,564	$21.27	9,918,575	$20.13

[1] Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2015, 2014, and 2013, the number of units "granted" shown in the table above includes 196,947, 538,749, and 161,077 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2015, the number of shares included 2,025,871 performance-based awards at their target amounts. We expect 1,946,565 of these performance-based awards to vest, based upon our current estimate of the likelihood of achieving these pre-determined performance goals.
4 At December 31, 2015, the total unrecognized compensation cost related to unvested equity awards was $78.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.3 years.

Director
Summary of Restricted Stock Activity
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2015		2014		2013
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	81,579	$25.45	93,254	$26.19	92,957	$21.41
Add (deduct):
Granted	89,427	27.23	90,649	25.44	93,254	26.19
Vested	(81,579)	25.45	(93,254)	26.19	(92,957)	21.41
Forfeited	0	0	(9,070)	25.36	0	0
End of year	89,427	$27.23	81,579	$25.45	93,254	$26.19

Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of all ARX employee stock option activity since acquisition, follows:

	2015
Options Outstanding	Number of Shares	Weighted Average Exercise Price
At acquisition	26,000	$513.72
Add (deduct):
Exercised[1]	(1,005)	197.01
End of year	24,995	$526.46
Exercisable, end of year	12,995	$386.69
1 At the time of exercise, the value earned by the option holders was $1.1 million.

	2015
Non-Vested Options Outstanding	Number of Shares	Weighted Average Exercise Price
At acquisition	14,800	$675.55
Add (deduct):
Vested	(2,800)	665.85
End of year[1]	12,000	$677.81
1 At December 31, 2015, the remaining unrecognized compensation cost related to unvested options was $2.9 million and the remaining weighted average vesting period on the unvested awards is 1.72 years.